NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Operating	$ 1,743	$ 1,059	$ 893
Investing	(1,110)	(3,174)	(1,047)
Financing	(428)	2,183	(4)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	2,000	1,292	1,076
Investing	(1,217)	(3,571)	(512)
Financing	(577)	2,395	(723)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	585	739	783
Investing	(178)	(36)	(80)
Financing	(158)	(742)	(824)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	282	226	293
Investing	(439)	(487)	(432)
Financing	113	309	$ 101
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Operating	1,133	327
Investing	(600)	(3,048)
Financing	$ (532)	$ 2,828